Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related parties in cost of revenues	$ 26,750	$ 725	$ 238,824	$ 684,862
Revenue, Related and Nonrelated Party Status [Extensible Enumeration]			Related Party [Member]	Related Party [Member]
Revenue from related parties	1,635,289	1,261,810	$ 9,234,079	$ 8,021,823
Related parties in cost of revenues	228,982	136,912
Related Party [Member]
Related Party Transaction [Line Items]
Related parties in cost of revenues			$ 1,302,498	$ 707,322
Revenue from related parties	$ 26,750	$ 725